Note 39 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Classes Of Employee Benefits Expense
Wages And Salaries	€ 2,225,027,000	€ 2,434,567,000
Social Security Contributions	378,556,000	395,948,000
Employer contributions	49,000,000	55,000,000
Defined benefit plans	26,528,000	24,102,000
Other Employee Expense	194,999,000	221,710,000
Total Employee Benefits Expense	€ (2,875,000,000)	€ (3,131,000,000)